Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans held for investment
Loans held for investment are summarized as follows:

	December 31,
	2013	2012
Private Education Loans	$6,563,342	$5,507,908
Unearned discounts	(10,096)	(9,311)
Allowance for loan losses	(61,763)	(65,218)
Unamortized origination costs, net	15,159	14,320
Total Private Education Loans, net	6,506,642	5,447,699

FFELP Loans	1,426,972	1,043,521
Unamortized acquisition costs, net	4,081	205
Allowance for loan losses	(6,318)	(3,971)
Total FFELP Loans, net	1,424,735	1,039,755

Loans held for investment, net	$7,931,377	$6,487,454

Loans held for investment by Region
At December 31, 2013, 37.84 percent of loans were concentrated in the following states:

2013
California	9.75%
New York	9.30
Pennsylvania	7.47
New Jersey	6.19
Illinois	5.13
37.84%

At December 31, 2012, 38.57 percent of loans were concentrated in the following states:

2012
New York	10.04%
California	9.12
Pennsylvania	7.59
New Jersey	6.47
Illinois	5.35
38.57%